INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]		Accumulated other comprehensive loss [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 394	$ 120,017	[1]	$ 0	[1]	$ (78,991)	$ 41,420
Balance, shares at Dec. 31, 2019	38,456,693
Share-based compensation to employees	$ 0	682		0		0	682
Issuance of Ordinary shares ,net	$ 41	23,494		0		0	23,535
Issuance of Ordinary shares ,net shares	4,819,052
Exercise of options	$ 2						2
Exercise of options, shares	209,320
Net income	$ 0	0				877	877
Balance at Jun. 30, 2020	$ 437	144,193		0		(78,114)	66,516
Balance, shares at Jun. 30, 2020	43,485,065
Balance at Dec. 31, 2020	$ 440	146,139		(1,195)		(73,351)	72,033
Balance, shares at Dec. 31, 2020	43,724,446
Share-based compensation to employees	$ 0	1,326		0		0	1,326
Issuance of Ordinary shares ,net	$ 46	55,891		0		0	55,937
Issuance of Ordinary shares ,net shares	5,175,000
Exercise of options	$ 2	(2)					0
Exercise of options, shares	353,725
Net income	$ 0	0				14,215	14,215
Balance at Jun. 30, 2021	$ 488	$ 203,354		$ (1,195)		$ (59,136)	$ 143,511
Balance, shares at Jun. 30, 2021	49,253,171

[1]	Reclassified